Related Party Transactions - Schedule of Amounts Due from Related Parties (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Deng Yuqiang [Member] CNY	Aug. 31, 2013 Zhang Xiangdong [Member] CNY	Dec. 31, 2012 Zhang Xiangdong [Member] CNY
Related Party Transaction [Line Items]
Borrowings from company	$ 85,486	517,500	4,776,547	3,511,093	517,500	1,265,454
Loan offset by amount due by related party			1,465,638	1,470,258